Previous Chapter 11 Proceedings - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Reorganizations [Abstract]
Professional and advisory fees	$ (9)	$ (187)	$ 0	$ 0
Gain on liabilities subject to compromise	0	2,958	0	0
Fresh start valuation adjustments	0	(6,142)	0	0
Interest income on surplus cash invested	0	6	0	0
Reorganization items, net	$ (9)	$ (3,365)	$ 0	$ 0